Fair Value Measurements - Measurement of Assets and Liabilities at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 3,955	$ 4,245	$ 3,754
Interest rate swap	(211)	(418)	(1,205)
Foreign exchange forward contract		(1,475)
Metal commodity swaps	(10)	(11)
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	3,955	4,245	3,754
Interest rate swap
Foreign exchange forward contract
Metal commodity swaps
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities
Interest rate swap	(211)	(418)	(1,205)
Foreign exchange forward contract		(1,475)
Metal commodity swaps	(10)	(11)
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities
Interest rate swap
Foreign exchange forward contract
Metal commodity swaps